STOCK OPTIONS	9 Months Ended
Jul. 31, 2026
Share-Based Payment Arrangement [Abstract]
STOCK OPTIONS

NOTE 8: STOCK OPTIONS

On August 19, 2025, the Company adopted the Helio Corporation 2025 Equity Incentive Plan (the “2025 Plan”), which was also approved by the Company’s stockholders on August 19, 2025. The 2025 Plan is intended to assist the Company in recruiting and retaining employees, officers, directors, and consultants, and to provide incentives tied to increases in the value of the Company’s equity. Unless terminated earlier by the Board, the 2025 Plan will terminate on August 19, 2035, and no awards may be granted after that date.

The 2025 Equity Plan limits the shares of common stock authorized to be awarded as stock awards to 476,470 shares as of July 31, 2026 and October 31, 2025, respectively. As of July 31, 2026, 126,276 stock awards are available for grant under the 2025 Plan. Employees are provided stock options vesting over a period of four years with a one year cliff. After one year, 25% of the award size vests followed by 1/48th of the award size for each month thereafter. On a case-by-case basis, options have been granted outright with no vest period.

During the three and nine months ended July 31, 2026 and 2025, there were no stock options granted.

	Number of Shares	Weighted Average Exercise Price ($)	Weighted Average Remaining Term	Aggregate Intrinsic Value
Three and nine months ended July 31, 2025
Balance as of October 31, 2024	284,461	$0.45	7.02	$6,980,951
Issued	–	–	–	–
Canceled	–	–	–	–
Exercised	–	–	–	–
Balance as of January 31, 2025	284,461	$0.45	6.77	$6,980,951
Issued	–	–	–	–
Canceled	–	–	–	–
Exercised	–	–	–	–
Balance as of April 30, 2025	284,461	$0.45	6.52	$6,980,951
Issued	–	–	–	–
Canceled	–	–	–	–
Exercised	–	–	–	–
Balance as of July 31, 2025	284,461	$0.45	6.27	$6,980,951

Three and nine months ended July 31, 2026
Balance as of October 31, 2025	350,194	$2.15	6.73	$438,197
Issued	–	–	–	–
Canceled	–	–	–	–
Exercised	–	–	–	–
Balance as of January 31, 2026	350,194	$2.15	6.48	$1,618,854
Issued	–	–	–	–
Canceled	–	–	–	–
Exercised	10,521	$0.45	–	–
Balance as of April 30, 2026	339,673	$2.20	6.23	$3,298,610
Issued	–	–	–	–
Canceled	–	–	–	–
Exercised	–	–	–	–
Balance as of July 31, 2026	339,673	$2.20	5.98	$3,038,367
Exercisable as of July 31, 2026	329,740	$2.20	5.94	$3,047,342

Stock-based compensation from stock awards for the nine months ended July 31, 2026 and 2025 was $81,159 and $126,603, respectively. Stock-based compensation from stock awards for the three months ended July 31, 2026 and 2025 was $21,778 and $38,349, respectively. As of July 31, 2026 and 2025, there remained $29,822 and $145,879 of unrecognized stock-based compensation from stock option awards, respectively.